Summary - Invesco European Growth Fund | Invesco European Growth Fund
Fund Summary - Invesco European Growth Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summary - Invesco European Growth Fund Invesco European Growth Fund	Class A, Invesco European Growth Fund	Class B, Invesco European Growth Fund	Class C, Invesco European Growth Fund	Class R, Invesco European Growth Fund	Class Y, Invesco European Growth Fund	Investor Class, Invesco European Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Invesco European Growth Fund Invesco European Growth Fund	Class A, Invesco European Growth Fund	Class B, Invesco European Growth Fund	Class C, Invesco European Growth Fund	Class R, Invesco European Growth Fund	Class Y, Invesco European Growth Fund	Investor Class, Invesco European Growth Fund
Management Fees	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.19%
Other Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.45%	2.20%	2.20%	1.70%	1.20%	1.39%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Summary - Invesco European Growth Fund Invesco European Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco European Growth Fund	Class A	689	983	1,299	2,190
Class B, Invesco European Growth Fund	Class B	723	988	1,380	2,344
Class C, Invesco European Growth Fund	Class C	323	688	1,180	2,534
Class R, Invesco European Growth Fund	Class R	173	536	923	2,009
Class Y, Invesco European Growth Fund	Class Y	122	381	660	1,455
Investor Class, Invesco European Growth Fund	Investor Class	142	440	761	1,669

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Summary - Invesco European Growth Fund Invesco European Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco European Growth Fund	Class A	689	983	1,299	2,190
Class B, Invesco European Growth Fund	Class B	223	688	1,180	2,344
Class C, Invesco European Growth Fund	Class C	223	688	1,180	2,534
Class R, Invesco European Growth Fund	Class R	173	536	923	2,009
Class Y, Invesco European Growth Fund	Class Y	122	381	660	1,455
Investor Class, Invesco European Growth Fund	Investor Class	142	440	761	1,669

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in securities of European corporate or governmental issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund invests, under normal circumstances, in the securities of issuers located in at least three European countries. As of October 31, 2011, the principal countries in which the Fund invested were the United Kingdom, Switzerland, France, Germany and Sweden. The Fund may invest up to 35% of its net assets in European issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund invests primarily in equity securities of foreign issuers that are considered by the Fund’s portfolio managers to have strong earnings growth. A substantial number of the issuers in which the Fund invests are small- and mid-capitalization companies.

The Fund can invest in derivative instruments including forward foreign currency contracts and futures.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund emphasizes investment in issuers in the developed countries of Western Europe and the Pacific Basin, the Fund’s performance is expected to be closely tied to social, political and economic conditions within countries in those regions and to be more volatile than the performance of more geographically diversified funds.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2009): 22.91% Worst Quarter (ended December 31, 2008): -22.59%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Summary - Invesco European Growth Fund Invesco European Growth Fund	Column		Label	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Class A, Invesco European Growth Fund	Class A shares: Inception (11/3/1997)		Return Before Taxes	(10.29%)	(3.40%)	8.58%	Nov. 03, 1997
Return Before Taxes Class B, Invesco European Growth Fund	Class B shares: Inception (11/3/1997)			(10.41%)	(3.36%)	8.59%	Nov. 03, 1997
Return Before Taxes Class C, Invesco European Growth Fund	Class C shares: Inception (11/3/1997)			(6.69%)	(3.03%)	8.42%	Nov. 03, 1997
Return Before Taxes Class R, Invesco European Growth Fund	Class R shares: Inception (6/3/2002)	[1]		(5.32%)	(2.55%)	8.96%	Jun. 03, 2002
Return Before Taxes Class Y, Invesco European Growth Fund	Class Y shares: Inception (10/3/2008)	[2]		(4.84%)	(2.14%)	9.29%	Oct. 03, 2008
Return Before Taxes Investor Class, Invesco European Growth Fund	Investor Class shares: Inception (9/30/2003)	[2]		(5.04%)	(2.27%)	9.23%	Sep. 30, 2003
Return After Taxes on Distributions Class A, Invesco European Growth Fund	Class A shares: Inception (11/3/1997)		Return After Taxes on Distributions	(10.60%)	(3.96%)	8.06%	Nov. 03, 1997
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco European Growth Fund	Class A shares: Inception (11/3/1997)		Return After Taxes on Distributions and Sale of Fund Shares	(5.98%)	(2.74%)	7.70%	Nov. 03, 1997
MSCI EAFE Index			MSCI EAFE® Index	(12.14%)	(4.72%)	4.67%
MSCI Europe Growth Index			MSCI Europe Growth Index	(9.74%)	(2.13%)	4.67%
Lipper European Funds Index			Lipper European Funds Index	(13.17%)	(3.70%)	5.90%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.